Loss per share - Schedule of Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net loss for the period (in thousands of euros)	€ (28,099)	€ (26,357)
Weighted average number of shares (in shares)	35,037,052,000	34,891,876,000
Basic loss per share (in euro per share)	€ (0.80)	€ (0.76)
Diluted loss per share (in euro per share)	€ (0.80)	€ (0.76)